Financial Assets at Amortised Cost (Details) - Schedule of Debt Instruments at Amortized Cost - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Debt Instruments at Amortized Cost [Line Items]
Total	$ 5,176,005	$ 8,176,895
Expected credit loss allowance
Schedule of Debt Instruments at Amortized Cost [Line Items]
Total	(1,074)	(1,729)
Chilean Central Bank and Government securities
Schedule of Debt Instruments at Amortized Cost [Line Items]
Debt instrument at amortized cost	4,852,552	8,178,624
Chilean Central Bank and Government securities | Chilean Central Bank financial instruments
Schedule of Debt Instruments at Amortized Cost [Line Items]
Debt instrument at amortized cost	0	3,392,609
Chilean Central Bank and Government securities | Chilean Treasury bonds and notes
Schedule of Debt Instruments at Amortized Cost [Line Items]
Debt instrument at amortized cost	4,852,552	4,786,015
Chilean Central Bank and Government securities | Other Chilean government financial instruments
Schedule of Debt Instruments at Amortized Cost [Line Items]
Debt instrument at amortized cost	0	0
Foreign debt financial instruments
Schedule of Debt Instruments at Amortized Cost [Line Items]
Debt instruments at fair value through other comprehensive income	324,527	0
Foreign debt financial instruments | Other Chilean debt financial instruments
Schedule of Debt Instruments at Amortized Cost [Line Items]
Debt instruments at fair value through other comprehensive income	$ 324,527	$ 0